REVENUE AND EXPENSES (Tables)	12 Months Ended
Dec. 31, 2017
Analysis of income and expense [abstract]
Disclosure of revenue [text block]
	Thousands of U.S. dollars
	2015 (*)	2016 (*)	2017
Revenue
Services rendered	1,949,883	1,757,498	1,921,311
Total	1,949,883	1,757,498	1,921,311
(*) Exclude discontinued operations - Morocco.

Disclosure of other operating income [text block]
	Thousands of U.S. dollars
	2015 (*)	2016	2017
Other operating income
Other operating income	2,282	3,991	5,755
Grants	626	673	860
Income from indemnities and other non-recurring income	1,407	872	939
Gains on disposal of non-current assets	10	344	8,883
Total	4,325	5,880	16,437
(*) Exclude discontinued operations - Morocco.

Disclosure of employee benefits [text block]
	Thousands of U.S. dollars
	2015 (*)	2016	2017
Employee benefit expenses
Salaries and wages	1,087,390	1,014,830	1,076,810
Social security	131,268	120,923	131,524
Supplementary pension contributions	3,240	2,848	2,861
Termination benefits	35,654	34,654	33,744
Other welfare costs	152,974	136,646	184,137
Total	1,410,526	1,309,901	1,429,076
(*) Exclude discontinued operations - Morocco.

Disclosure of depreciation and amortisation expense [text block]
	Thousands of U.S. dollars
	2015 (*)	2016 (*)	2017
Depreciation and amortization
Intangible assets (Note 6)	51,430	50,916	55,195
Property, plant and equipment (Note 9)	50,077	46,448	49,226
Total	101,507	97,364	104,421
(*) Exclude discontinued operations - Morocco.

Disclosure of products and services [line items]
Disclosure of other operating expense [text block]
	Thousands of U.S. dollars
	2015 (*)	2016	2017
Other operating expenses
Services provided by third parties	222,891	193,213	202,146
Losses on disposal of fixed assets	800	1,432	12,989
Taxes other than income tax	9,087	7,491	13,580
Other management expenses	8,700	11,879	7,933
Total	241,478	214,015	236,648
(*) Exclude discontinued operations - Morocco.

Disclosure of finance income (cost) [text block]
	Thousands of U.S. dollars
	2015 (*)	2016 (*)	2017
Finance income
Interest received from third parties	15,459	7,188	7,858
Total finance income	15,459	7,188	7,858
Finance costs
Interest accrued to Group companies	496	-	-
Interest accrued to third parties	(74,418)	(75,090)	(71,404)
Discounts to the present value of provisions and other liabilities(**)	(1,547)	15,939	(6,741)
Total finance costs	(75,469)	(59,151)	(78,145)
(*) Exclude discontinued operations - Morocco.
(**) The year ended December 31, 2016 contains the impacts of the CVI termination. The interest reversal of 19,936 thousand U.S. dollars was recognized in "Finance costs".

Disclosure of effect of changes in foreign exchange rates [text block]
Thousands of U.S. dollars	2015 (*)
	Gains	Losses	Net
Fair value of financial instruments	29,915	(12,380)	17,535
Fair value of financial instruments	29,915	(12,380)	17,535
Foreign exchange gains/(losses)
Loans and receivables	86,936	(77,520)	9,416
Other financial transactions	3,101	(8,789)	(5,688)
Current transactions	16,711	(24,362)	(7,651)
Disposal of Financial assets	34	(30)	4
Total	106,782	(110,701)	(3,919)
(*) Exclude discontinued operations - Morocco.

Thousands of U.S. dollars	2016 (*)
	Gains	Losses	Net
Fair value of financial instruments	675	-	675
Fair value of financial instruments	675	-	675
Foreign exchange gains/(losses)
Loans and receivables	868	(12,200)	(11,332)
Other financial transactions	12,381	(45,784)	(33,403)
Current transactions	18,996	(30,755)	(11,759)
Total	32,245	(88,739)	(56,494)

Thousands of U.S. dollars	2017
	Gains	Losses	Net
Fair value of financial instruments	230	-	230
Fair value of financial instruments	230	-	230
Foreign exchange gains/(losses)
Loans and receivables	38,220	(57,187)	(18,967)
Other financial transactions	16,407	(14,405)	2,002
Current transactions	8,969	(15,431)	(6,462)
Total	63,596	(87,023)	(23,427)

Third Parties [Member]
Disclosure of products and services [line items]
Disclosure of other operating expense [text block]
	Thousands of U.S. dollars
	2015 (*)	2016 (*)	2017
Services provided by third parties
Leases (Note 25b)	75,573	63,014	66,923
Installation and maintenance	25,159	24,237	22,799
Lawyers and law firms	6,055	5,198	6,887
Tax advisory services	504	302	467
Consultants	12,117	8,056	8,578
Audits and other related services	3,347	2,493	2,677
Studies and work performed	372	76	7
Other external professional services	40,863	40,669	45,955
Publicity, advertising and public relations	7,643	6,089	5,458
Insurance premiums	231	207	636
Travel expenses	8,502	6,047	6,288
Utilities	33,700	28,743	27,392
Banking and similar services	2,191	1,006	1,391
Other	6,634	7,076	6,688
TOTAL	222,891	193,213	202,146
(*) Exclude discontinued operations - Morocco.

Supplies [Member]
Disclosure of products and services [line items]
Disclosure of expenses [text block]
	Thousands of U.S. dollars
	2015 (*)	2016 (*)	2017
Supplies
Subcontracted services	34,088	29,940	26,885
Infrastructure leases (Note 25b)	4,236	3,376	11,889
Purchases of materials	1,434	986	628
Communications	31,714	24,929	25,003
Expenses with labor unions	-	1,204	1,156
Other	6,132	5,163	9,338
Total	77,604	65,598	74,899
(*) Exclude discontinued operations - Morocco.